Earnings Per Share	12 Months Ended
Dec. 31, 2015
Earnings Per Share [Abstract]
Earnings Per Share
Earnings Per Share

The following table summarizes the Company’s computation of basic and diluted earnings per share (EPS) for the years ended December 31, 2015, 2014 and 2013 (amounts in thousands except per share information):

	Year Ended December 31, 2015
	Income (numerator)	Shares (denominator)	Per Share Amount
Basic EPS:
Income from continuing operations	$194,333
Less: preferred dividend requirements	(23,806)
Income from continuing operations available to common shareholders	$170,527	58,138	$2.93
Income from discontinued operations available to common shareholders	$199	58,138	$0.01
Net income available to common shareholders	$170,726	58,138	$2.94
Diluted EPS:
Income from continuing operations available to common shareholders	$170,527	58,138
Effect of dilutive securities:
Share options	—	190
Income from continuing operations available to common shareholders	$170,527	58,328	$2.92
Income from discontinued operations available to common shareholders	$199	58,328	$0.01
Net income available to common shareholders	$170,726	58,328	$2.93

	Year Ended December 31, 2014
	Income (numerator)	Shares (denominator)	Per Share Amount
Basic EPS:
Income from continuing operations	$175,752
Less: preferred dividend requirements	(23,807)
Income from continuing operations available to common shareholders	$151,945	54,244	$2.80
Income from discontinued operations available to common shareholders	$3,881	54,244	$0.07
Net income available to common shareholders	$155,826	54,244	$2.87
Diluted EPS:
Income from continuing operations available to common shareholders	$151,945	54,244
Effect of dilutive securities:
Share options	—	200
Income from continuing operations available to common shareholders	$151,945	54,444	$2.79
Income from discontinued operations available to common shareholders	$3,881	54,444	$0.07
Net income available to common shareholders	$155,826	54,444	$2.86

	Year Ended December 31, 2013
	Income (numerator)	Shares (denominator)	Per Share Amount
Basic EPS:
Income from continuing operations	$175,637
Less: preferred dividend requirements and redemption costs	(23,806)
Income from continuing operations available to common shareholders	$151,831	48,028	$3.16
Loss from discontinued operations available to common shareholders	$4,589	48,028	$0.10
Net income available to common shareholders	$156,420	48,028	$3.26
Diluted EPS:
Income from continuing operations available to common shareholders	$151,831	48,028
Effect of dilutive securities:
Share options	—	186
Income from continuing operations available to common shareholders	$151,831	48,214	$3.15
Loss from discontinued operations available to common shareholders	$4,589	48,214	$0.09
Net income available to common shareholders	$156,420	48,214	$3.24

The additional 1.9 million common shares that would result from the conversion of the Company’s 5.75% Series C cumulative convertible preferred shares and the additional 1.6 million common shares that would result from the conversion of the Company’s 9.0% Series E cumulative convertible preferred shares and the corresponding add-back of the preferred dividends declared on those shares are not included in the calculation of diluted earnings per share for the years ended December 31, 2015, 2014 and 2013 because the effect is anti-dilutive.

The dilutive effect of potential common shares from the exercise of share options is included in diluted earnings per share for the years ended December 31, 2015, 2014 and 2013. However, options to purchase 236 thousand, 338 thousand and 331 thousand shares of common shares at per share prices ranging from $51.64 to $65.50, $46.86 to $65.50 and $45.20 to $65.50, were outstanding at the end of 2015, 2014 and 2013, respectively, but were not included in the computation of diluted earnings per share because they were anti-dilutive.